Consolidated Statements of Comprehensive Income - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Statements of Comprehensive Income [Abstract]
Net Income	$ 832	$ 24	$ 481
Components of other comprehensive income that will be reclassified subsequently to net income
Foreign currency translation differences	(105)	118	(20)
Change in fair value of cash flow hedges transferred to the statement of income	(15)	(54)	(38)
Effective portion of the change in fair value of cash flow hedges	13	53	42
Tax relating to items that will be reclassified subsequently to net income	0	0	(1)
Total	(107)	117	(17)
Components of other comprehensive income that will not be reclassified to net income
Net changes of investments at fair value through other comprehensive income	155	18	10
Gains (losses) from defined benefit plans	85	(15)	(75)
Tax relating to items that will not be reclassified to net income	(44)	(6)	10
Total	196	(3)	(55)
Total comprehensive income (loss)	921	138	409
Comprehensive income attributable to the non-controlling interests	54	23	4
Comprehensive income (loss) attributable to the shareholders of the Company	$ 867	$ 115	$ 405